Angel Oak UltraShort Income ETF
Schedule of Investments
April 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 30.7%	Par	Value
Automobile - 9.8%
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	$93,850	$93,997
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	6,700,000	6,798,962
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	4,000,000	4,085,228
Series 2023-4, Class C, 6.99%, 09/12/2030 (a)	2,500,000	2,532,803
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class C, 3.77%, 03/15/2027 (a)	150,000	149,363
Series 2022-1A, Class A, 3.93%, 05/15/2028 (a)	23,641	23,574
Series 2022-2A, Class A, 6.90%, 01/16/2029 (a)	126,455	127,534
Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	354,804	357,010
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 03/15/2027 (a)	133,736	133,904
Avis Budget Car Rental LLC
Series 2020-1A, Class D, 3.34%, 08/20/2026 (a)	3,333,333	3,313,593
Series 2020-2A, Class C, 4.25%, 02/20/2027 (a)	3,495,000	3,466,634
Series 2022-5A, Class B, 7.09%, 04/20/2027 (a)	1,370,000	1,388,633
Series 2022-5A, Class C, 6.24%, 04/20/2027 (a)	3,250,000	3,255,964
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027 (a)	887,638	885,003
Series 2021-N2, Class B, 0.75%, 03/10/2028	418,771	405,554
Series 2021-N2, Class C, 1.07%, 03/10/2028	102,726	99,453
Series 2021-N3, Class C, 1.02%, 06/12/2028	32,021	30,828
Series 2024-P4, Class N, 5.86%, 12/10/2032 (a)	544,981	545,001
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	3,100,000	3,250,011
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029 (a)	2,000,000	1,991,828
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	4,260,000	4,265,706
Series 2023-2A, Class D, 6.62%, 02/15/2029 (a)	1,245,000	1,272,470
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027 (a)	4,500,000	4,499,418
Series 2022-3A, Class D, 6.76%, 09/15/2028	5,575,000	5,651,535
Series 2022-5A, Class D, 7.40%, 02/15/2029	5,050,000	5,158,324
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	263,000	250,803
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	392,000	372,815
Series 2022-2, Class C, 5.30%, 04/17/2028 (a)	1,250,000	1,250,156
Series 2023-3, Class C, 6.01%, 07/16/2029 (a)	585,000	597,096
GLS Auto Receivables Trust
Series 2022-3A, Class D, 6.42%, 06/15/2028 (a)	4,400,000	4,469,660
Series 2023-3A, Class C, 6.01%, 05/15/2029 (a)	1,892,000	1,915,320
Hertz Global Holdings, Inc.
Series 2023-1A, Class B, 6.22%, 06/25/2027 (a)	1,450,000	1,456,965
Series 2023-1A, Class C, 6.91%, 06/25/2027 (a)	3,000,000	3,025,347
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (a)	321,958	326,132
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.92%, 08/15/2028 (a)	196,148	199,212
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	1,750,000	1,777,485
Series 2023-2, Class A, 7.59%, 04/16/2029 (a)	716,108	718,362
Series 2023-2, Class C, 10.04%, 06/15/2029 (a)	1,000,000	1,044,367
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	336,697	338,360
Prestige Auto Receivables Trust
Series 2024-1A, Class B, 5.71%, 05/15/2028 (a)	1,000,000	1,004,805
Series 2025-1A, Class B, 5.34%, 11/15/2028 (a)	5,000,000	5,015,240
Research-Driven Pagaya Motor Asset Trust
Series 2022-3A, Class B, 6.58%, 11/25/2030 (a)	839,727	842,590
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	159,286	160,191
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	178,988	180,743
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	400,642	401,925
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	1,931,473	1,929,372
Tricolor Auto Securitization Trust
Series 2023-1A, Class C, 7.24%, 02/16/2027 (a)	268,173	268,391
Series 2024-2A, Class A, 6.36%, 12/15/2027 (a)	869,613	872,872
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 10/15/2025 (a)	22,126	21,961
Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	50,000	21,133
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	257,851	256,110
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	71,441	71,616
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	624,873	628,231
		83,199,590

Consumer - 18.7%
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	2,952,910	2,995,370
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (a)	864,482	866,889
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (a)	3,200,000	3,258,656
Series 2024-1PL, Class B, 6.34%, 04/25/2031 (a)	483,778	489,359
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	630,430	635,804
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	990,575	1,001,146
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	651,230	653,897
Series 2024-2PL, Class C, 5.72%, 10/27/2031 (a)	3,944,864	3,952,513
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	2,478,089	2,479,110
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028 (a)	500,000	503,963
Series 2023-X1, Class B, 7.77%, 11/15/2028 (a)	299,909	300,425
Series 2024-X1, Class C, 6.57%, 05/15/2029 (a)	1,650,000	1,658,528
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	45,172	44,874
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	1,429,588	1,435,654
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	2,800,551	2,814,956
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.25%, 04/15/2028 (a)	27,077	26,554
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031 (a)	289,909	288,727
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	2,000,000	2,009,814
Series 2023-1A, Class B, 6.50%, 04/15/2033 (a)	1,439,157	1,442,263
Series 2023-1A, Class C, 7.20%, 04/15/2033 (a)	8,487,000	8,565,289
Series 2023-3A, Class B, 6.71%, 09/15/2033 (a)	2,911,349	2,919,150
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	2,700,000	2,728,195
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	495,452	495,282
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030 (a)	136,183	138,030
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031 (a)	6,750,000	6,745,701
Series 2024-2, Class B, 5.83%, 02/09/2032 (a)	500,000	502,203
Series 2024-3, Class B, 5.48%, 08/15/2029 (a)	2,000,000	2,003,283
Pagaya AI Debt Selection Trust
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	4,339,803	4,248,097
Series 2022-5, Class A, 8.10%, 06/17/2030 (a)	196,282	197,276
Series 2023-3, Class B, 9.57%, 12/16/2030 (a)	2,999,402	3,026,372
Series 2023-5, Class B, 7.63%, 04/15/2031 (a)	198,874	199,048
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	1,749,985	1,760,082
Series 2023-7, Class ABC, 8.35%, 07/15/2031 (a)(b)	1,802,692	1,814,931
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	1,249,534	1,263,077
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	6,775,530	6,926,983
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	4,504,994	4,629,103
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	3,367,561	3,404,276
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	3,668,102	3,732,085
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	4,999,576	5,017,260
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	1,999,770	2,005,631
Series 2024-11, Class C, 5.87%, 07/15/2032 (a)	999,885	1,003,439
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	3,249,353	3,284,206
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	2,745,287	2,786,341
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	1,290,084	1,301,640
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	4,110,312	4,153,765
Series 2024-3, Class C, 7.30%, 10/15/2031 (a)	720,654	731,154
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	1,509,498	1,525,017
Series 2024-6, Class B, 6.59%, 11/15/2031 (a)	1,559,147	1,576,877
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	825,028	828,046
Series 2024-9, Class B, 5.31%, 03/15/2032 (a)	4,174,595	4,174,683
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	1,499,771	1,497,898
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	2,000,000	2,009,314
Series 2025-1, Class C, 5.87%, 07/15/2032 (a)	1,500,000	1,499,563
Series 2025-2, Class B, 5.33%, 10/15/2032 (a)	1,625,000	1,620,542
Series 2025-2, Class C, 5.64%, 10/15/2032 (a)	2,000,000	1,994,278
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	1,500,000	1,506,354
Series 2025-3, Class B, 6.06%, 12/15/2032 (a)	1,500,000	1,507,344
Prosper Marketplace Issuance Trust
Series 2023-1A, Class B, 7.48%, 07/16/2029 (a)	3,590,233	3,601,248
Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	5,300,000	5,376,235
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (a)	600,000	607,133
Reach Financial LLC
Series 2021-1A, Class C, 3.54%, 05/15/2029 (a)	1,371,798	1,362,995
Series 2022-2A, Class C, 8.40%, 05/15/2030 (a)	363,253	364,604
Series 2023-1A, Class B, 7.33%, 02/18/2031 (a)	751,412	756,184
Series 2023-1A, Class C, 8.45%, 02/18/2031 (a)	1,500,000	1,541,427
Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	2,100,000	2,128,051
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (a)	7,321,000	7,394,330
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	800,296	749,776
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	4,500,000	4,586,136
Series 2022-3A, Class B, 8.95%, 04/15/2029 (a)	2,700,000	2,771,032
Upgrade Receivables Trust, Series 2024-1A, Class B, 5.77%, 02/18/2031 (a)	2,000,000	2,010,594
Upstart Pass-Through Trust Series
Series 2021-ST1, Class A, 2.75%, 02/20/2027 (a)	59,036	58,853
Series 2021-ST4, Class A, 2.00%, 07/20/2027 (a)	67,647	66,915
Series 2022-ST1, Class A, 2.60%, 03/20/2030 (a)	16,581	16,552
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	379,820	375,563
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (a)	305,736	303,403
Series 2021-3, Class C, 3.28%, 07/20/2031 (a)	812,246	802,002
Series 2023-2, Class A, 6.77%, 06/20/2033 (a)	88,921	89,060
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	1,200,000	1,198,794
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	1,329,407	1,340,324
		159,681,528

Credit Card - 0.9%
American Express Travel Related Services Co., Inc., Series 2022-3, Class A, 3.75%, 08/15/2027	6,000,000	5,985,824
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 07/20/2029 (a)	1,500,000	1,518,876
		7,504,700

Equipment - 0.7%
ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 02/15/2030 (a)	121,736	121,867
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030 (a)	6,000,000	6,196,006
		6,317,873

Fiber - 0.6%
Frontier Communications Parent, Inc., Series 2023-1, Class A2, 6.60%, 08/20/2053 (a)	5,000,000	5,082,175
TOTAL ASSET-BACKED SECURITIES (Cost $261,215,392)		261,785,866

CORPORATE OBLIGATIONS - 18.3%	Par	Value
Basic Materials - 1.1%
Cabot Corp., 3.40%, 09/15/2026	2,250,000	2,219,198
Consolidated Energy Finance SA, 6.50%, 05/15/2026 (a)	761,000	734,354
First Quantum Minerals Ltd., 6.88%, 10/15/2027 (a)	852,000	842,398
FMC Corp., 5.15%, 05/18/2026	2,700,000	2,703,998
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (a)	2,594,000	2,547,619
Methanex Corp., 5.13%, 10/15/2027	350,000	343,870
NOVA Chemicals Corp., 5.00%, 05/01/2025 (a)	200,000	200,000
		9,591,437

Communications - 0.6%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	800,000	773,911
Juniper Networks, Inc., 1.20%, 12/10/2025	789,000	773,269
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	450,000	446,189
Sprint LLC, 7.63%, 03/01/2026	2,522,000	2,555,340
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	800,000	774,876
		5,323,585

Consumer, Cyclical - 2.8%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	800,000	781,267
AutoNation, Inc., 4.50%, 10/01/2025	1,600,000	1,595,753
Beazer Homes USA, Inc., 5.88%, 10/15/2027	800,000	782,292
Carnival Corp., 7.63%, 03/01/2026 (a)	250,000	250,893
Delta Air Lines, Inc.
7.00%, 05/01/2025 (a)	1,170,000	1,170,000
7.38%, 01/15/2026	850,000	862,111
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	2,300,000	2,105,940
General Motors Financial Co., Inc., 2.40%, 04/10/2028	2,300,000	2,137,605
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025 (a)	1,240,000	1,236,828
Magna International, Inc., 5.98%, 03/21/2026	400,000	400,014
Mattel, Inc., 3.38%, 04/01/2026 (a)	2,000,000	1,963,940
Meritage Homes Corp., 5.13%, 06/06/2027	2,100,000	2,120,372
NCL Corp. Ltd., 5.88%, 03/15/2026 (a)	80,000	79,653
PVH Corp., 4.63%, 07/10/2025	1,600,000	1,600,739
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026 (a)	1,200,000	1,184,434
Toll Brothers Finance Corp., 4.88%, 03/15/2027	2,028,000	2,031,494
United Airlines, Inc., 4.38%, 04/15/2026 (a)	2,300,000	2,269,119
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (a)	300,000	299,863
Whirlpool Corp., 3.70%, 05/01/2025	800,000	800,000
		23,672,317

Consumer, Non-cyclical - 1.1%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	2,608,000	2,511,045
Block Financial LLC, 5.25%, 10/01/2025	1,400,000	1,401,004
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025	125,000	123,844
Conagra Brands, Inc., 1.38%, 11/01/2027	2,100,000	1,939,131
HCA, Inc., 5.20%, 06/01/2028	2,050,000	2,083,465
Royalty Pharma PLC, 1.20%, 09/02/2025	1,655,000	1,634,312
		9,692,801

Energy - 3.0%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (a)	850,000	849,621
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	2,703,000	2,591,402
DCP Midstream Operating LP, 5.38%, 07/15/2025	189,000	189,043
Energy Transfer LP, 2.90%, 05/15/2025	1,600,000	1,598,748
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,100,000	1,098,751
5.00%, 03/01/2026	100,000	100,079
4.85%, 07/15/2026	600,000	600,084
4.55%, 07/15/2028	2,000,000	2,000,089
EQT Corp.
3.13%, 05/15/2026 (a)	1,207,000	1,183,917
3.90%, 10/01/2027	1,493,000	1,464,946
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027 (a)	831,000	863,270
Kinder Morgan, Inc., 4.30%, 06/01/2025	640,000	639,554
Occidental Petroleum Corp., 3.20%, 08/15/2026	2,400,000	2,351,525
Ovintiv, Inc.
5.65%, 05/15/2025	1,100,000	1,099,600
5.38%, 01/01/2026	2,700,000	2,700,494
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	800,000	706,868
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 03/01/2027 (a)	100,000	98,805
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	2,602,000	2,612,823
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	297,744
Western Midstream Operating LP
3.95%, 06/01/2025	580,000	579,143
4.75%, 08/15/2028	2,050,000	2,034,353
		25,660,859

Financial - 4.7%
Aircastle Ltd.
5.25%, 08/11/2025 (a)	1,450,000	1,447,829
2.85%, 01/26/2028 (a)	1,250,000	1,180,099
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	600,000	598,182
Ares Capital Corp.
3.25%, 07/15/2025	1,600,000	1,594,920
7.00%, 01/15/2027	1,100,000	1,130,824
Athene Global Funding, 5.62%, 05/08/2026 (a)	1,300,000	1,313,388
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (a)	400,000	396,500
2.53%, 11/18/2027 (a)	300,000	281,719
6.38%, 05/04/2028 (a)	2,000,000	2,063,040
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027 (a)	800,000	761,091
Capital One Financial Corp., 4.20%, 10/29/2025	1,460,000	1,457,176
Discover Bank, 3.45%, 07/27/2026	2,400,000	2,363,280
Fifth Third Bank, Inc., 3.85%, 03/15/2026	2,700,000	2,674,888
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	800,000	794,816
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	250,000	256,888
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	850,000	847,983
goeasy Ltd., 4.38%, 05/01/2026 (a)	260,000	256,429
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	2,600,000	2,524,304
Host Hotels & Resorts LP
4.00%, 06/15/2025	1,200,000	1,198,289
4.50%, 02/01/2026	1,050,000	1,046,707
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (a)	280,000	278,828
Lloyds Banking Group PLC
4.58%, 12/10/2025	2,000,000	1,994,600
4.65%, 03/24/2026	700,000	697,889
LPL Holdings, Inc.
5.70%, 05/20/2027	2,000,000	2,039,215
4.63%, 11/15/2027 (a)	300,000	298,730
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/2028 (a)	2,740,000	2,854,751
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027 (a)	350,000	350,449
OneMain Finance Corp., 3.50%, 01/15/2027	400,000	383,278
PennyMac Financial Services, Inc., 5.38%, 10/15/2025 (a)	300,000	298,503
Radian Group, Inc., 4.88%, 03/15/2027	2,000,000	1,992,383
Starwood Property Trust, Inc., 4.38%, 01/15/2027 (a)	300,000	294,537
Synchrony Bank, 5.63%, 08/23/2027	2,300,000	2,325,298
Truist Bank, 3.63%, 09/16/2025	1,600,000	1,593,351
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (a)	200,000	199,209
5.75%, 06/15/2027 (a)	400,000	394,976
		40,184,349

Industrial - 3.3%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	480,000	479,629
Arrow Electronics, Inc., 3.88%, 01/12/2028	2,300,000	2,252,419
Avnet, Inc., 4.63%, 04/15/2026	274,000	273,522
Berry Global, Inc., 1.57%, 01/15/2026	2,250,000	2,194,205
Boeing Co., 2.75%, 02/01/2026	2,580,000	2,536,596
Brambles USA, Inc., 4.13%, 10/23/2025 (a)	1,600,000	1,596,064
CRH America, Inc., 3.88%, 05/18/2025 (a)	200,000	199,858
Flex Ltd.
4.75%, 06/15/2025	1,600,000	1,599,351
3.75%, 02/01/2026	1,050,000	1,040,783
GATX Corp.
3.25%, 09/15/2026	1,298,000	1,274,372
3.50%, 03/15/2028	670,000	652,201
Hexcel Corp., 4.20%, 02/15/2027	990,000	975,967
Jabil, Inc., 1.70%, 04/15/2026	500,000	485,902
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	300,000	299,604
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.75%, 05/24/2026 (a)	440,000	444,840
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	2,601,000	2,589,460
Sealed Air Corp., 1.57%, 10/15/2026 (a)	2,600,000	2,481,664
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	2,600,000	2,507,996
Textron, Inc., 4.00%, 03/15/2026	2,400,000	2,382,339
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	1,450,000	1,446,747
		27,713,519

Technology - 0.6%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	1,750,000	1,693,464
4.25%, 04/01/2028	500,000	491,026
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	2,700,000	2,629,075
		4,813,565

Utilities - 1.1%
Edison International, 4.70%, 08/15/2025	1,450,000	1,446,994
National Fuel Gas Co., 5.50%, 10/01/2026	890,000	900,458
NRG Energy, Inc., 2.00%, 12/02/2025 (a)	2,000,000	1,963,343
Pacific Gas and Electric Co., 3.15%, 01/01/2026	2,700,000	2,666,771
Vistra Operations Co. LLC
5.13%, 05/13/2025 (a)	1,450,000	1,450,002
5.05%, 12/30/2026 (a)	800,000	804,120
		9,231,688
TOTAL CORPORATE OBLIGATIONS (Cost $155,846,834)		155,884,120

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 17.3%	Par	Value
Federal Home Loan Mortgage Corp.
Series K048, Class A2, 3.28%, 06/25/2025 (b)	2,225,110	2,220,573
Series K049, Class A2, 3.01%, 07/25/2025	4,336,129	4,322,158
Series K050, Class A2, 3.33%, 08/25/2025 (b)	276,979	276,014
Series K052, Class A2, 3.15%, 11/25/2025	2,712,391	2,694,720
Series K053, Class A2, 3.00%, 12/25/2025	5,286,040	5,240,421
Series K055, Class A2, 2.67%, 03/25/2026	5,309,129	5,234,451
Series K056, Class A2, 2.53%, 05/25/2026	2,249,660	2,213,814
Series K057, Class A2, 2.57%, 07/25/2026	6,991,490	6,863,042
Series K058, Class A2, 2.65%, 08/25/2026	6,607,000	6,477,628
Series K062, Class A2, 3.41%, 12/25/2026	3,135,000	3,098,543
Series K093, Class A1, 2.76%, 12/25/2028	608,234	597,285
Series K732, Class A2, 3.70%, 05/25/2025	422,897	422,137
Series K735, Class A2, 2.86%, 05/25/2026	843,716	832,319
Series K736, Class A2, 2.28%, 07/25/2026	2,495,713	2,441,704
Series K-F100, Class AL, 4.58% (30 day avg SOFR US + 0.24%), 11/25/2027	5,049,955	5,021,528
Series K-F100, Class AS, 4.51% (30 day avg SOFR US + 0.18%), 01/25/2028	4,070,292	4,040,843
Series K-F101, Class AS, 4.53% (30 day avg SOFR US + 0.20%), 01/25/2031	99,150	97,547
Series K-F102, Class AS, 4.53% (30 day avg SOFR US + 0.20%), 01/25/2031	5,359,084	5,279,207
Series K-F104, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 01/25/2031	2,713,877	2,699,767
Series K-F105, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 02/25/2031	2,609,591	2,598,493
Series K-F108, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 02/25/2031	2,256,286	2,244,339
Series K-F109, Class AS, 4.57% (30 day avg SOFR US + 0.24%), 03/25/2031	313,154	309,303
Series K-F114, Class AS, 4.55% (30 day avg SOFR US + 0.22%), 05/25/2031	5,598,851	5,516,212
Series K-F115, Class AS, 4.54% (30 day avg SOFR US + 0.21%), 06/25/2031	5,205,085	5,126,410
Series K-F118, Class AS, 4.53% (30 day avg SOFR US + 0.20%), 07/25/2028	4,517,093	4,478,300
Series K-F121, Class AS, 4.51% (30 day avg SOFR US + 0.18%), 08/25/2028	4,816,666	4,770,975
Series KF123, Class AS, 4.53% (30 day avg SOFR US + 0.20%), 09/25/2028	4,384,847	4,344,844
Series KF124, Class AS, 4.55% (30 day avg SOFR US + 0.22%), 10/25/2031	445,626	440,043
Series KF125, Class AS, 4.55% (30 day avg SOFR US + 0.22%), 10/25/2028	1,389,255	1,377,291
Series KF129, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 01/25/2029	3,105,893	3,080,894
Series KF130, Class AS, 4.62% (30 day avg SOFR US + 0.29%), 01/25/2029	1,930,778	1,925,358
Series KF133, Class AS, 4.70% (30 day avg SOFR US + 0.37%), 02/25/2029	944,176	940,180
Series KF134, Class AS, 4.74% (30 day avg SOFR US + 0.41%), 03/25/2032	1,065,023	1,063,271
Series KF136, Class AS, 4.74% (30 day avg SOFR US + 0.41%), 04/25/2032	745,702	741,448
Series KF141, Class AS, 4.90% (30 day avg SOFR US + 0.57%), 07/25/2032	910,721	914,079
Series KF155, Class AS, 5.00% (30 day avg SOFR US + 0.67%), 02/25/2030	237,634	239,270
Series KF160, Class AS, 5.03% (30 day avg SOFR US + 0.70%), 10/25/2030	675,394	679,911
Series KF166, Class AS, 4.93% (30 day avg SOFR US + 0.60%), 01/25/2032	5,000,000	5,006,250
Series KF37, Class A, 4.81% (30 day avg SOFR US + 0.47%), 09/25/2027	645,977	642,958
Series KF57, Class A, 4.99% (30 day avg SOFR US + 0.65%), 12/25/2028	224,970	226,165
Series KF59, Class A, 4.99% (30 day avg SOFR US + 0.65%), 02/25/2029	705,632	707,926
Series KF61, Class A, 4.98% (30 day avg SOFR US + 0.64%), 03/25/2029	727,370	729,723
Series KF67, Class A, 4.97% (30 day avg SOFR US + 0.63%), 08/25/2029	377,675	379,630
Series KF75, Class AS, 4.89% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	1,458,606	1,461,632
Series KF81, Class AS, 4.73% (30 day avg SOFR US + 0.40%), 06/25/2027	2,048,942	2,046,422
Series KF82, Class AS, 4.75% (30 day avg SOFR US + 0.42%), 06/25/2030	5,296,338	5,277,255
Series KF85, Class AS, 4.66% (30 day avg SOFR US + 0.33%), 08/25/2030	3,929,739	3,906,750
Series KF88, Class AL, 4.78% (30 day avg SOFR US + 0.44%), 09/25/2030	3,814,662	3,804,149
Series KF91, Class AS, 4.71% (30 day avg SOFR US + 0.38%), 10/25/2030	2,970,041	2,952,827
Series KF94, Class AL, 4.75% (30 day avg SOFR US + 0.41%), 11/25/2030	6,073,370	6,047,206
Series KF96, Class AL, 4.71% (30 day avg SOFR US + 0.37%), 12/25/2030	236,883	235,401
Series KF96, Class AS, 4.63% (30 day avg SOFR US + 0.30%), 11/25/2030	616,188	610,131
Series KF97, Class AS, 4.58% (30 day avg SOFR US + 0.25%), 12/25/2030	853,690	843,151
Series KF98, Class AL, 4.62% (30 day avg SOFR US + 0.28%), 12/25/2030	6,400,761	6,332,094
Series KJ21, Class A2, 3.70%, 09/25/2026	1,154,290	1,147,626
Federal National Mortgage Association, Pool BM7189, 2.94%, 10/01/2025 (b)	4,294,655	4,275,214
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $147,782,410)		147,496,832

COLLATERALIZED LOAN OBLIGATIONS - 15.5%	Par	Value
AMMC CLO Ltd., Series 2016-18A, Class BR, 6.18% (3 mo. Term SOFR + 1.86%), 05/26/2031 (a)	1,250,000	1,250,496
Apidos CLO Ltd.
Series 2015-23A, Class ARR, 5.31% (3 mo. Term SOFR + 1.05%), 04/15/2033 (a)	13,000,000	12,984,569
Series 2019-31A, Class A1R, 5.62% (3 mo. Term SOFR + 1.36%), 04/15/2031 (a)	4,229,137	4,229,103
Assurant CLO Ltd.
Series 2018-2A, Class A, 5.57% (3 mo. Term SOFR + 1.30%), 04/20/2031 (a)	1,055,665	1,055,788
Series 2018-2A, Class B1, 5.98% (3 mo. Term SOFR + 1.71%), 04/20/2031 (a)	3,000,000	2,997,588
Atlas Senior Loan Fund Ltd., Series 2022-20A, Class XR, 5.42% (3 mo. Term SOFR + 1.15%), 10/19/2037 (a)	1,600,000	1,599,971
Barings Middle Market CLO Ltd., Series 2023-IIA, Class A1, 6.42% (3 mo. Term SOFR + 2.15%), 01/20/2032 (a)	2,199,785	2,204,035
Bean Creak CLO Ltd., Series 2015-1A, Class BR, 5.98% (3 mo. Term SOFR + 1.71%), 04/20/2031 (a)	4,880,460	4,878,835
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.60% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	1,665,758	1,665,732
Brightwood Capital MM, Series 2021-2A, Class C1, 7.42% (3 mo. Term SOFR + 3.16%), 11/15/2030 (a)	3,000,000	3,004,593
Cent CLO Ltd., Series 2014-21A, Class BR3, 6.69% (3 mo. Term SOFR + 2.41%), 07/27/2030 (a)	2,500,000	2,501,912
Cerberus Loan Funding LP, Series 2021-3A, Class A, 6.08% (3 mo. Term SOFR + 1.82%), 07/23/2033 (a)	3,500,000	3,500,766
Fortress Credit Opportunities, Series 2025-31A, Class A1, 0.00% (3 mo. Term SOFR + 1.50%), 07/20/2033 (a)(d)	3,000,000	3,000,000
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.61% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	2,560,880	2,559,000
Goldentree Loan Opportunities Ltd., Series 2016-12X, Class CR, 6.48% (3 mo. Term SOFR + 2.21%), 07/21/2030 (e)	2,320,000	2,318,221
Golub Capital Partners CLO Ltd., Series 2018-36A, Class C, 6.66% (3 mo. Term SOFR + 2.36%), 02/05/2031 (a)	2,000,000	2,002,374
Greywolf CLO Ltd., Series 2018-1A, Class A2, 6.17% (3 mo. Term SOFR + 1.89%), 04/26/2031 (a)	4,280,000	4,279,452
Highbridge Loan Management Ltd., Series 11A-17, Class BR, 6.11% (3 mo. Term SOFR + 1.81%), 05/06/2030 (a)	6,000,000	5,999,970
LJV I MM CLO LLC, Series 2022-1A, Class A1, 6.13% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	4,444,605	4,451,348
Madison Park Funding Ltd.
Series 2015-18A, Class ARR, 5.47% (3 mo. Term SOFR + 1.20%), 10/21/2030 (a)	827,595	827,507
Series 2016-21A, Class AARR, 5.60% (3 mo. Term SOFR + 1.34%), 10/15/2032 (a)	4,904,259	4,908,673
Series 2021-52A, Class X, 5.43% (3 mo. Term SOFR + 1.16%), 01/22/2035 (a)	473,684	473,683
MP CLO Ltd., Series 2013-1A, Class BR, 6.18% (3 mo. Term SOFR + 1.91%), 10/20/2030 (a)	1,750,000	1,744,970
OCP CLO Ltd.
Series 2014-5A, Class A1R, 5.62% (3 mo. Term SOFR + 1.34%), 04/26/2031 (a)	478,811	478,873
Series 2017-13A, Class X, 5.37% (3 mo. Term SOFR + 1.10%), 11/26/2037 (a)	1,833,333	1,833,300
Octagon Investment Partners Ltd.
Series 2013-1A, Class BR2, 5.94% (3 mo. Term SOFR + 1.66%), 01/25/2031 (a)	5,309,500	5,306,357
Series 2016-1A, Class XRR, 5.58% (3 mo. Term SOFR + 1.30%), 04/24/2037 (a)	4,631,579	4,647,243
Series 2018-1A, Class A1A, 5.59% (3 mo. Term SOFR + 1.32%), 01/20/2031 (a)	1,674,496	1,674,880
Octagon Loan Funding, Series 2014-1A, Class ARR, 5.76% (3 mo. Term SOFR + 1.44%), 11/18/2031 (a)	3,797,012	3,796,940
OZLM Ltd., Series 2019-24A, Class A1AR, 5.69% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	4,800,346	4,796,578
Parliament Funding, Series 2020-1A, Class BR, 6.18% (3 mo. Term SOFR + 1.91%), 10/20/2031 (a)	10,180,427	10,186,596
Romark CLO Ltd., Series 2021-5A, Class X, 5.52% (3 mo. Term SOFR + 1.26%), 01/15/2035 (a)	736,842	736,832
Sound Point CLO Ltd., Series 2014-1RA, Class A, 5.68% (3 mo. Term SOFR + 1.41%), 07/18/2031 (a)	2,554,751	2,554,735
Steele Creek CLO Ltd.
Series 2019-1A, Class ARR, 5.30% (3 mo. Term SOFR + 1.04%), 04/15/2032 (a)	2,276,813	2,273,198
Series 2019-2A, Class ARR, 5.26% (3 mo. Term SOFR + 1.00%), 07/15/2032 (a)	4,689,198	4,680,626
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.68% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	1,271,096	1,269,894
Series 2019-2A, Class BRR, 5.98% (3 mo. Term SOFR + 1.70%), 10/17/2031 (a)	1,500,000	1,495,381
TIAA CLO Ltd., Series 2017-2A, Class A, 5.67% (3 mo. Term SOFR + 1.41%), 01/16/2031 (a)	3,027,300	3,027,836
Venture CDO Ltd., Series 2018-32A, Class A1, 5.63% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	1,825,845	1,825,832
Voya CLO Ltd., Series 2022-3A, Class X, 5.87% (3 mo. Term SOFR + 1.60%), 10/20/2036 (a)	628,571	628,558
Wind River CLO Ltd., Series 2014-1A, Class BRR, 6.13% (3 mo. Term SOFR + 1.86%), 07/18/2031 (a)	6,000,000	5,999,220
Woodmont Trust, Series 2019-6A, Class BR, 6.37% (3 mo. Term SOFR + 2.11%), 07/15/2031 (a)	1,000,000	1,001,847
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $132,824,175)		132,653,312

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.3%	Par	Value
A&D Mortgage LLC, Series 2025-NQM1, Class A3, 5.84%, 03/25/2070 (a)(c)	2,474,691	2,502,816
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064 (a)(c)	943,581	923,000
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	200,000	206,795
Series 2024-1, Class M1A, 6.50% (30 day avg SOFR US + 2.15%), 08/25/2034 (a)	2,375,000	2,383,588
BRAVO Residential Funding Trust
Series 2022-NQM3, Class A3, 5.50%, 07/25/2062 (a)(b)	388,142	399,160
Series 2023-NQM2, Class A3, 4.50%, 05/25/2062 (a)(c)	811,056	803,447
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060 (a)(c)	1,852,144	1,829,813
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (a)(c)	1,852,144	1,819,272
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(c)	926,072	880,974
Series 2025-NQM3, Class A3, 5.88%, 03/25/2065 (a)(c)	981,910	993,332
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.41%, 11/25/2029 (a)(c)	944,752	960,881
Colt Mortgage Loan Trust, Series 2025-1, Class A3, 6.08%, 01/25/2070 (a)(c)	1,949,446	1,971,015
Connecticut Avenue Securities Trust
Series 2023-R08, Class 1M1, 5.85% (30 day avg SOFR US + 1.50%), 10/25/2043 (a)	705,472	706,134
Series 2025-R01, Class 1A1, 5.30% (30 day avg SOFR US + 0.95%), 01/25/2045 (a)	1,443,441	1,434,859
Series 2025-R03, Class 2A1, 5.80% (30 day avg SOFR US + 1.45%), 03/25/2045 (a)	631,033	633,006
COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, 05/25/2060 (a)(c)	1,500,000	1,516,351
Credit Suisse Mortgage Capital Certificates, Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067 (a)(b)	2,146,286	2,082,730
Ellington Financial Mortgage Trust
Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	1,285,495	1,316,505
Series 2025-NQM1, Class A3, 6.02%, 01/25/2070 (a)(c)	975,453	981,319
Federal Home Loan Mortgage Corp.
Series 2022-DNA4, Class M1B, 7.70% (30 day avg SOFR US + 3.35%), 05/25/2042 (a)	1,330,000	1,378,271
Series 2022-DNA6, Class M1B, 8.05% (30 day avg SOFR US + 3.70%), 09/25/2042 (a)	3,129,566	3,274,484
Series 2022-HQA2, Class M1B, 8.35% (30 day avg SOFR US + 4.00%), 07/25/2042 (a)	2,500,000	2,634,540
Series 2025-HQA1, Class A1, 5.30% (30 day avg SOFR US + 0.95%), 02/25/2045 (a)	2,440,625	2,431,458
Series 2025-HQA1, Class M1, 5.50% (30 day avg SOFR US + 1.15%), 02/25/2045 (a)	1,513,918	1,522,917
FIGRE Trust
Series 2024-HE4, Class A, 5.06%, 09/25/2054 (a)(b)	1,321,504	1,340,949
Series 2024-HE6, Class A, 5.72%, 12/25/2054 (a)(b)	2,317,210	2,379,548
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.57%, 10/19/2037 (a)	425,000	414,784
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066 (a)(b)	1,111,858	970,171
Series 2023-NQM2, Class A3, 6.60%, 11/25/2067 (a)(c)	359,955	365,799
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 5.95% (30 day avg SOFR US + 1.60%), 08/25/2054 (a)	1,149,330	1,169,094
Home RE Ltd., Series 2023-1, Class M1A, 6.50% (30 day avg SOFR US + 2.15%), 10/25/2033 (a)	540,094	541,133
JP Morgan Mortgage Trust
Series 2023-4, Class 1A4A, 5.50%, 11/25/2053 (a)(b)	881,851	883,114
Series 2023-HE1, Class A1, 6.10% (30 day avg SOFR US + 1.75%), 11/25/2053 (a)	283,912	291,934
MFRA Trust, Series 2023-NQM4, Class A3, 6.78%, 12/25/2068 (a)(c)	1,133,484	1,161,448
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class A2, 6.41%, 12/25/2068 (a)(c)	2,078,912	2,131,950
Oaktown Re, Series 2021-2, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2034 (a)	1,986,095	2,009,187
Onslow Bay Mortgage Loan Trust
Series 2024-NQM2, Class A3, 6.18%, 12/25/2063 (a)(c)	1,090,899	1,097,079
Series 2025-NQM2, Class A3, 5.95%, 11/25/2064 (a)(c)	1,258,250	1,273,598
Series 2025-NQM4, Class A3, 5.76%, 02/25/2055 (a)(c)	1,951,563	1,971,272
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055 (a)(c)	2,500,000	2,529,755
Pretium Mortgage Credit Partners LLC
Series 2024-NPL3, Class A1, 7.52%, 04/27/2054 (a)(c)	2,279,093	2,296,186
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054 (a)(c)	1,854,928	1,881,047
Series 2024-NPL5, Class A1, 5.96%, 09/25/2054 (a)(c)	964,049	963,353
PRKCM Trust, Series 2023-AFC1, Class A3, 7.30%, 02/25/2058 (a)(c)	239,032	242,770
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025 (a)(c)	385,319	385,388
Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(c)	891,222	914,247
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(c)	842,896	861,219
Series 2024-3, Class A1, 6.99%, 05/25/2029 (a)(c)	1,706,135	1,732,252
Series 2024-NQM2, Class A1, 6.33%, 06/25/2069 (a)(c)	1,291,223	1,324,771
Series 2024-NQM4, Class A3, 6.13%, 12/26/2069 (a)(c)	1,965,922	1,993,088
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(c)	777,776	764,996
Series 2024-RCF4, Class A1, 4.00%, 07/25/2054 (a)(c)	692,089	673,528
Series 2024-RCF5, Class A1, 4.00%, 08/25/2054 (a)(c)	1,659,146	1,635,094
Radnor RE Ltd., Series 2024-1, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 09/25/2034 (a)	1,539,514	1,541,700
RCKT Mortgage Trust
Series 2024-CES1, Class M1, 6.57%, 02/25/2044 (a)(b)	4,377,000	4,508,761
Series 2024-CES3, Class M1, 6.87%, 05/25/2044 (a)(b)	4,090,000	4,258,336
Rithm Capital Corp., Series 2022-NQM4, Class A3, 5.00%, 06/25/2062 (a)(c)	930,241	916,292
Saluda Grade Mortgage Funding LLC, Series 2025-NPL1, Class A1, 7.12%, 01/25/2030 (a)(c)	1,172,728	1,178,397
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(b)	293,577	297,389
SGR Residential Mortgage Trust, Series 2019-3, Class A1, 2.70%, 09/25/2059 (a)(b)	80,090	79,929
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, 1.43%, 05/25/2065 (a)(b)	638,224	602,521
Series 2021-SFR2, Class F, 7.29% (1 mo. Term SOFR + 2.96%), 01/17/2039 (a)	401,400	388,473
Series 2022-SFR3, Class A, 5.97% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)	984,807	986,905
Towd Point Mortgage Trust
Series 2017-2, Class A2, 3.25%, 04/25/2057 (a)(b)	31,418	31,460
Series 2019-HY3, Class A1A, 5.44% (1 mo. Term SOFR + 1.11%), 10/25/2059 (a)	423,912	427,378
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	1,500,000	1,392,244
Verus Securitization Trust
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	177,413	166,931
Series 2022-7, Class A3, 5.35%, 07/25/2067 (a)(b)	726,989	741,334
Series 2022-8, Class A3, 6.13%, 09/25/2067 (a)(c)	312,413	314,245
Series 2023-1, Class A2, 6.56%, 12/25/2067 (a)(c)	424,178	432,958
Series 2023-2, Class A2, 6.60%, 03/25/2068 (a)(c)	616,858	631,504
Series 2025-2, Class A3, 5.66%, 03/25/2070 (a)(c)	2,473,833	2,484,953
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(c)	3,600,788	3,660,042
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(c)	896,380	901,327
Series 2024-CES2, Class A2, 5.66%, 10/25/2054 (a)(c)	2,000,000	2,008,096
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(c)	952,543	966,024
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(c)	3,947,244	4,015,112
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $103,463,540)		104,717,732

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 2.4%	Par	Value
Connecticut Avenue Securities Trust
Series 2024-R02, Class 1M1, 5.45% (30 day avg SOFR US + 1.10%), 02/25/2044 (a)	1,370,443	1,378,159
Series 2024-R03, Class 2M1, 5.50% (30 day avg SOFR US + 1.15%), 03/25/2044 (a)	1,382,406	1,381,972
Series 2024-R05, Class 2M1, 5.35% (30 day avg SOFR US + 1.00%), 07/25/2044 (a)	1,902,453	1,902,748
Series 2024-R06, Class 1M1, 5.40% (30 day avg SOFR US + 1.05%), 09/25/2044 (a)	1,600,015	1,598,511
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046 (b)	56,789	56,001
Series 2022-DNA3, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	4,627,000	4,755,117
Series 2022-HQA2, Class M1A, 7.00% (30 day avg SOFR US + 2.65%), 07/25/2042 (a)	2,639,877	2,698,519
Series 2023-DNA1, Class M1A, 6.45% (30 day avg SOFR US + 2.10%), 03/25/2043 (a)	1,333,758	1,357,961
Series 2023-HQA2, Class M1A, 6.35% (30 day avg SOFR US + 2.00%), 06/25/2043 (a)	934,933	941,367
Series 2024-DNA1, Class M1, 5.70% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	1,100,973	1,099,593
Series 2024-DNA2, Class A1, 5.60% (30 day avg SOFR US + 1.25%), 05/25/2044 (a)	797,509	803,996
Series 2024-HQA2, Class M1, 5.55% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	1,995,384	1,993,508
Series 2025-DNA1, Class A1, 5.30% (30 day avg SOFR US + 0.95%), 01/25/2045 (a)	850,000	845,478
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $20,828,894)		20,812,930

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%	Par	Value
ACREC Trust, Series 2021-FL1, Class AS, 5.93% (1 mo. Term SOFR + 1.61%), 10/16/2036 (a)	700,000	699,357
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 6.03% (1 mo. Term SOFR + 1.71%), 08/19/2038 (a)	2,000,000	1,987,982
KREF Ltd., Series 2021-FL2, Class A, 5.51% (1 mo. Term SOFR + 1.18%), 02/15/2039 (a)	733,737	732,504
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class C, 6.14% (1 mo. Term SOFR + 1.81%), 07/15/2036 (a)	1,000,000	999,584
Series 2021-FL7, Class AS, 5.88% (1 mo. Term SOFR + 1.56%), 10/16/2036 (a)	3,500,000	3,484,750
Rialto Real Estate Fund LP, Series 2022-FL8, Class A, 6.57% (1 mo. Term SOFR + 2.25%), 01/19/2037 (a)	2,000,000	1,998,242
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.48% (1 mo. Term SOFR + 2.15%), 02/15/2039 (a)	500,000	499,333
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 6.03%, 03/15/2038 (a)(b)	1,000,000	1,003,432
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,336,851)		11,405,184

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 0.0%(f)	Par	Value
Federal Home Loan Mortgage Corp., Series 5149, Class BD, 2.00%, 02/25/2031	22,288	22,215
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $21,926)		22,215

SHORT-TERM INVESTMENTS - 3.0%	Shares	Value
Money Market Funds - 3.0%
First American Government Obligations Fund - Class U, 4.27% (g)	25,193,825	25,193,825
TOTAL SHORT-TERM INVESTMENTS (Cost $25,193,825)		25,193,825

TOTAL INVESTMENTS - 100.8% (Cost $858,513,847)		859,972,016
Liabilities in Excess of Other Assets - (0.8)%		(6,793,621)
TOTAL NET ASSETS - 100.0%		$853,178,395
two		–%
Percentages are stated as a percent of net assets.		–%

LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the value of these securities total $566,570,623 or 66.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

(c)	Step coupon bond. The rate disclosed is as of April 30, 2025.
(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of April 30, 2025, the value of these securities total $2,318,221 or 0.3% of the Fund’s net assets.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Angel Oak UltraShort Income ETF
Schedule of Open Futures Contracts
April 30, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(227)	06/30/2025	$(47,249,695)	$(153,343)

The average monthly notional value of short futures contracts during the period ended April 30, 2025, was ($11,812,424).

 Securities Valuation and Fair Value Measurements (Unaudited)

The Fund record its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$261,785,866	$–	$261,785,866
Corporate Obligations	–	155,884,120	–	155,884,120
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	147,496,832	–	147,496,832
Collateralized Loan Obligations	–	132,653,312	–	132,653,312
Residential Mortgage-Backed Securities	–	104,717,732	–	104,717,732
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	20,812,930	–	20,812,930
Commercial Mortgage-Backed Securities	–	11,405,184	–	11,405,184
Residential Mortgage-Backed Securities – U.S. Government Agency	–	22,215	–	22,215
Short-Term Investments	25,193,825	–	–	25,193,825
Total	$25,193,825	$834,778,191	$–	$859,972,016
Other Financial Instruments
Liabilities
Futures Contracts*	$(153,343)	$–	$–	$(153,343)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.